U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-23482

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KEYSTONE PRIVATE INCOME FUND
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Address of Principal Executive Offices)

John Earl
60 E. South Temple, Suite 2100
Salt Lake City, UT 8411
(Name and address of agent for service)

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Registrant’s Telephone Number, including Area Code: 1-888-332-3320

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.       Report to Shareholders

(a)

KEYSTONE PRIVATE INCOME FUND

Semi-Annual Report

For the Six Months Ended March 31, 2026 (Unaudited)

Keystone Private Income Fund
Table of Contents For the Six Months Ended March 31, 2026 (Unaudited)
Schedule of Investments	2-7
Summary of Investments	8
Statement of Assets and Liabilities	9-10
Statement of Operations	11
Statements of Changes in Net Assets	12-13
Statement of Cash Flows	14
Financial Highlights	15-24
Notes to Financial Statements	25-35
Other Information	36-38

Keystone Private Income Fund
Schedule of Investments March 31, 2026 (Unaudited)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 110.4%	1,2
	Corporate Finance — 24.5%
$5,943,029	BluRoc Intermediate, LLC		18.00%	1/15/2027	7/25/2024	$5,943,029	$5,943,029
49,863,040	BPH Equipment, LLC		12.00%	7/3/2030	7/3/2025	49,863,040	49,813,742
17,852,622	Car Wash Holdco, LLC		15.00%	10/1/2026	9/16/2024	17,852,622	17,799,908
12,907,904	FVP Funding I, LLC		12.00%	2/6/2027	2/7/2022	12,907,904	12,758,141
24,543,030	FVP Funding II, LLC		12.00%	10/12/2027	10/12/2022	24,543,030	25,253,013
32,500,000	GAC Media, LLC		12.50%	9/8/2028	9/8/2025	32,500,000	32,559,324
12,908,101	iApartments, Inc.	6	14.50%	12/31/2026	5/18/2023	12,908,101	13,843,970
17,327,462	Loop Inc.	3	8.00% PIK	4/1/2027	5/17/2022	17,327,462	12,201,144
80,706,863	MH Leasing, LLC		11.38%	7/2/2029	7/2/2025	80,706,863	80,166,653
118,000,000	MV Cruise Offshore Holdings Ltd.		12.00%	11/22/2027	7/3/2024	118,000,000	116,688,431
34,000,000	OP PPR Sub-Holdco 1, LLC		10.00%	8/14/2026	2/14/2025	34,000,000	34,333,586
25,935,022	Vanderhall, Inc.	3	12.00% PIK	6/30/2026	8/8/2025	25,935,022	25,398,758
10,000,000	Vantage Borrower SPV, LLC	4,5,8	11.00%	5/31/2024	3/7/2022	10,000,000	6,093,472
						442,487,073	432,853,171
	Equipment Leasing — 25.8%
43,920	Agility Auto Parts Inc.		12.50%	7/1/2026	6/12/2024	43,920	43,920
72,906	Agility Auto Parts Inc.		12.50%	4/1/2027	1/22/2025	72,906	72,905
5,470,418	Ammo International, LLC		12.50%	11/13/2027	11/14/2025	5,470,418	5,470,418
161,768	Arcade Silverado JV LLC		12.50%	12/1/2026	4/25/2024	161,768	161,768
396,652	B&R Purchaser, LLC		12.50%	7/1/2028	3/19/2026	396,652	396,652
1,888,008	BluRoc-Onset		12.50%	7/1/2028	2/12/2025	1,888,008	1,888,008
1,810,915	BluRoc Mat Financing Draw 2		17.90%	1/15/2027	1/8/2025	1,810,915	1,810,915
2,320,269	BluRoc Mat Financing Draw 3		17.90%	1/15/2027	2/25/2025	2,320,269	2,320,269
972,146	BluRoc Mat Financing Draw 4		17.90%	1/15/2027	5/5/2025	972,146	972,146
658,665	BluRoc Mat Financing Draw 5		17.90%	1/15/2027	6/10/2025	658,665	658,665
2,122,582	BluRoc Mat Financing Draw 6		17.90%	1/15/2027	7/25/2025	2,122,582	2,122,582
300,796	Car Wash Holdco, LLC		17.90%	1/1/2028	1/29/2025	300,796	300,796
203,178	Car Wash Holdco, LLC		17.90%	5/1/2028	5/6/2025	203,178	203,178
615,500	Car Wash Holdco, LLC		17.90%	7/1/2028	7/1/2025	615,500	615,500
20,439,999	Carnaby FA, LLC	4,8	14.50%	6/1/2027	4/26/2024	20,439,999	19,305,023
9,161,213	Carnaby FA, LLC	4,8	14.50%	12/1/2025	11/27/2024	9,161,213	8,734,097
8,760	Cashman Photo Enterprises of Nevada, Inc.		12.50%	4/1/2026	9/5/2023	8,760	8,760
2,051,460	Coast Aluminum, Inc.		12.50%	7/1/2027	4/22/2025	2,051,460	2,051,460
1,221,971	Coast Aluminum, Inc.		12.50%	4/1/2028	6/20/2025	1,221,971	1,221,971
3,000,000	Coast Aluminum, Inc.		12.50%	10/1/2027	1/26/2026	3,000,000	3,000,000
59,889	DisplayIt, LLC		12.50%	7/1/2028	3/30/2026	59,889	59,889
231,618	Don’s Cold Storage and Transportation, LLC 001		12.50%	6/30/2028	12/30/2025	231,618	231,618
1,380,826	Eagle Highwall Mining Systems, LLC		14.00%	4/1/2027	9/29/2023	1,380,826	1,380,826
128,330	EOS Fitness Opco Holdings, LLC		13.00%	3/1/2027	9/30/2024	128,330	128,330
1,046,237	EOS Fitness Opco Holdings, LLC		13.00%	4/1/2029	9/30/2024	1,046,237	1,046,237

See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2026 (Unaudited) (continued)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 110.4% (continued)
	Equipment Leasing — 25.8% (continued)
$280,522	EOS Fitness Opco Holdings, LLC		13.00%	4/1/2027	9/30/2024	$280,522	$280,522
587,609	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2028	9/30/2024	587,609	587,609
770,497	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2027	9/30/2024	770,497	770,497
1,171,999	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2029	9/24/2025	1,171,999	1,171,999
589,291	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2028	9/24/2025	589,291	589,291
1,499,342	EOS Fitness Opco Holdings, LLC		13.00%	8/1/2029	10/2/2025	1,499,342	1,499,342
599,483	EOS Fitness Opco Holdings, LLC		13.00%	8/1/2028	10/2/2025	599,483	599,483
1,283,476	EOS Fitness Opco Holdings, LLC		13.00%	9/1/2029	11/13/2025	1,283,476	1,283,476
603,022	EOS Fitness Opco Holdings, LLC		13.00%	9/1/2028	11/13/2025	603,022	603,022
1,186,758	EOS Fitness Opco Holdings, LLC		13.00%	9/1/2029	11/13/2025	1,186,758	1,186,758
633,640	EOS Fitness Opco Holdings, LLC		13.00%	9/1/2028	11/13/2025	633,640	633,640
1,234,287	EOS Fitness Opco Holdings, LLC		13.00%	10/1/2029	12/4/2025	1,234,287	1,234,287
666,875	EOS Fitness Opco Holdings, LLC		13.00%	10/1/2028	12/4/2025	666,875	666,875
501,643	EOS Fitness Opco Holdings, LLC		13.00%	10/1/2029	12/4/2025	501,643	501,643
48,816	Falls Stamping & Welding Company		12.50%	10/1/2026	2/5/2024	48,816	48,816
7,741,466	FE XLS 6200, LLC		13.00%	2/1/2031	3/26/2026	7,741,466	7,741,466
616,490	Feel Good Brands, LLC		12.50%	1/1/2028	11/5/2025	616,490	616,490
617,710	Feel Good Brands, LLC		12.50%	1/1/2028	11/5/2025	617,710	617,710
123,353	Feel Good Brands, LLC		12.50%	4/1/2028	1/9/2026	123,353	123,353
11,374,474	Fermi High Voltage Warehouse, LLC		12.90%	8/19/2031	2/19/2026	11,374,474	11,374,474
28,738,084	Fermi High Voltage Warehouse, LLC		12.90%	8/19/2031	2/19/2026	28,738,084	28,738,084
6,899,974	First National and Cacique Food, LLC		11.15%	5/1/2031	3/30/2026	6,899,974	6,899,974
3,139,032	Fisher & Company, Inc.		14.50%	5/1/2027	4/29/2024	3,139,032	3,139,032
395,880	FPL Food LLC		12.50%	4/1/2027	2/28/2024	395,880	395,880
427,239	FPL Food LLC		12.50%	4/1/2027	3/7/2025	427,239	427,239
597,843	FPL Food LLC		12.50%	1/1/2028	6/6/2025	597,843	597,843
2,142,558	FPL Food LLC		12.50%	10/1/2028	8/8/2025	2,142,558	2,142,558
666,049	Gregory Pharmaceutical Holdings, Inc.		14.50%	8/1/2026	7/14/2023	666,049	666,049
3,937,221	Information Technology Partners, Inc.	4,8	14.50%	1/1/2026	12/15/2023	3,937,221	3,651,409
159,373	Island Magic Catamaran Inc.		12.50%	10/1/2026	7/22/2024	159,373	159,373
360,092	Island Magic Catamaran Inc.		12.50%	7/1/2027	6/11/2025	360,092	360,092
9,790,528	JRL Energy, Inc.	4,8	14.50%	10/1/2026	4/19/2024	9,790,528	9,263,409
3,510,289	Kalon Capital, LLC		10.00%	3/1/2031	3/31/2026	3,510,289	3,510,289
2,278,118	Kent Distributors, Inc.		14.50%	7/1/2027	3/14/2024	2,278,118	2,278,118
5,858,257	Kent Distributors, Inc.		12.50%	11/1/2027	2/19/2025	5,858,257	5,858,257
55,500	Kinikini, LLC		12.50%	10/1/2027	12/13/2024	55,500	55,500
79,619	KVJ Properties, Inc.		12.50%	5/1/2026	2/25/2022	79,619	79,619
6,162	LBF Enterprises dba Powermatic Associates, Inc.		12.50%	7/1/2026	12/4/2023	6,162	6,162

See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2026 (Unaudited) (continued)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 110.4% (continued)
	Equipment Leasing — 25.8% (continued)
$336,522	MC Test Service, Inc.		12.00%	7/1/2027	1/25/2022	$336,522	$336,522
739,811	MC Test Service, Inc.		12.50%	10/1/2026	12/8/2023	739,811	739,811
1,892,144	MC Test Service, Inc.		12.50%	7/8/2027	7/9/2025	1,892,144	1,892,144
4,608,182	Medshift, LLC		14.50%	11/1/2027	4/4/2024	4,608,182	4,608,182
4,403,622	Medshift, LLC		14.50%	12/1/2027	5/3/2024	4,403,622	4,403,622
2,030,125	MIT45, Inc.		12.50%	7/9/2027	7/10/2025	2,030,125	2,030,125
70,411	MIT45, Inc. A		12.50%	7/1/2027	6/20/2025	70,411	70,411
186,519	MIT45, Inc. B		12.50%	7/1/2027	6/20/2025	186,519	186,519
5,487,716	NATT Tools Group Inc.		13.34%	12/1/2029	11/25/2024	5,487,716	5,720,103
892,628	Navajo Health Foundation-Sage Memorial Hospital, Inc.		12.50%	1/1/2027	8/8/2024	892,628	892,628
391,526	Next Century Rebar LLC and Century Steel Fabricators, LLC		12.50%	2/1/2027	6/7/2024	391,526	391,526
27,632	Nutritional Resources, Inc.		12.50%	1/1/2027	3/1/2024	27,632	27,632
153,367,758	Onset Financial, Inc. Corporate Loan	3	8.00% + 3.00% PIK	4/10/2028	4/4/2025	153,367,758	152,337,411
6,558,427	Onset Financial, Inc. Progress Funding Line		11.00%	9/10/2031	12/6/2024	6,558,427	6,490,416
153,715	Pierce Powerline Co., LLC		12.50%	1/1/2027	8/3/2023	153,715	153,715
1,158,253	Preco, LLC		12.50%	4/1/2028	3/13/2026	1,158,253	1,158,253
5,567,480	Prime Logistics, LLC		13.00%	9/1/2027	10/15/2024	5,567,480	5,576,332
880,269	Prince Signs		12.50%	10/1/2027	12/20/2024	880,269	880,269
523,400	Ray-Mont Logistics US Holding, Inc.		12.50%	4/1/2028	2/18/2026	523,400	523,400
8,313,714	Real Good Foods, LLC		12.50%	12/1/2029	12/30/2025	8,313,714	8,313,714
169,247	Southern Fabrication Works, LLC		12.50%	4/1/2026	8/16/2023	169,247	169,247
28,285,814	Tenere, Inc.		13.50%	9/17/2029	9/17/2025	28,285,814	28,285,814
1,105,099	Transcontinental Energy Services LLC		12.50%	10/1/2027	4/16/2025	1,105,099	1,105,099
514,662	Transcontinental Energy Services LLC		12.50%	12/31/2027	12/30/2025	514,662	514,662
5,436,905	Transportation Financial, LLC		12.50%	9/1/2027	8/20/2024	5,436,905	5,266,463
12,751,590	Trico Products Corporation	4,8	12.50%	12/1/2027	6/30/2022	12,751,590	12,751,590
1,353,859	Trico Products Corporation	4,8	14.50%	12/1/2025	5/5/2023	1,353,859	1,353,859
210,416	Trico Products Corporation	4,8	12.50%	4/1/2026	7/3/2023	210,416	210,416
2,490,909	Trico Products Corporation	4,8	14.50%	9/1/2026	2/29/2024	2,490,909	2,326,016
2,499,381	Trinity Products, LLC		12.50%	7/20/2028	1/20/2026	2,499,381	2,499,381
3,888,383	United Auto Supply of Syracuse, West, Inc.		12.00%	8/1/2026	6/30/2022	3,888,383	3,888,383
3,450,181	United Auto Supply of Syracuse, West, Inc.		12.00%	1/1/2027	6/30/2022	3,450,181	3,450,181
2,147,937	Value Truck of AZ, LLC		12.50%	1/1/2028	12/18/2025	2,147,937	2,147,937
106,041	Vensure Employer Services, Inc.		14.50%	9/1/2027	11/3/2022	106,041	106,041
545,032	Vensure Employer Services, Inc.		14.50%	3/1/2028	1/24/2023	545,032	545,032
526,815	Vensure Employer Services, Inc.		14.50%	2/1/2027	5/5/2023	526,815	526,815
1,327,123	Vensure Employer Services, Inc.		14.50%	4/1/2026	9/19/2023	1,327,123	1,327,123
See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2026 (Unaudited) (continued)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 110.4% (continued)
	Equipment Leasing — 25.8% (continued)
$574,430	Vensure Employer Services, Inc.		12.50%	8/1/2026	5/8/2024	$574,430	$574,430
8,240	Vensure Employer Services, Inc.		12.50%	4/1/2026	8/9/2024	8,240	8,240
459,873	Vensure Employer Services, Inc.		14.50%	5/1/2026	9/17/2024	459,873	459,873
3,322,246	Vensure Employer Services, Inc.		14.50%	5/1/2027	10/25/2024	3,322,246	3,322,246
3,563,758	Vensure Employer Services, Inc.		14.50%	6/1/2027	12/6/2024	3,563,758	3,563,758
4,809,987	Vensure Employer Services, Inc.		14.50%	11/1/2027	3/11/2025	4,809,987	4,809,987
4,193,186	Vensure Employer Services, Inc.		14.50%	12/1/2027	5/12/2025	4,193,186	4,193,186
4,392,875	Vensure Employer Services, Inc.		14.50%	1/1/2028	6/23/2025	4,392,875	4,392,875
4,527,228	Vensure Employer Services, Inc.		14.50%	8/1/2028	7/24/2025	4,527,228	4,527,228
5,319,705	Vensure Employer Services, Inc.		14.50%	8/1/2028	8/29/2025	5,319,705	5,319,705
141,934	Vensure Employer Services, Inc.		14.50%	10/31/2027	10/6/2025	141,934	141,934
1,059,115	Voltron Global, LLC		12.50%	7/29/2027	7/30/2025	1,059,115	1,059,115
27,091	Washington Liftruck Inc.		12.50%	1/1/2027	11/8/2024	27,091	27,091
3,059,279	West Liberty Foods		14.50%	2/1/2027	8/5/2024	3,059,279	3,059,279
4,174,184	West Liberty Foods		14.50%	6/1/2027	11/25/2024	4,174,184	4,174,184
						460,565,388	456,997,910
	Financial Assets — 31.6%
5,000,000	Aspire SPE1 LLC		13.00%	3/17/2029	3/17/2026	5,000,000	5,000,000
108,479,112	BizFund LLC	6	11.85% (SOFR + 7.50%)	12/31/2029	12/30/2024	108,479,112	108,479,112
9,311,890	CapitalPlus Construction Services, LLC	4,8	12.00%	10/1/2023	9/2/2020	9,311,890	—
2,349,892	CapitalPlus Supply Chain Partners, LLC	4,8	12.00%	7/31/2024	8/31/2021	2,349,892	—
39,701,346	Cocolalla, LLC		14.00%	4/27/2026	3/16/2023	39,701,346	39,897,372
329,371	Dallas Growth Capital and Funding, LLC	4,8	13.00%	2/23/2024	2/24/2021	329,371	—
45,000,000	Fox Funding Management, Inc.		12.00%	9/30/2028	9/30/2025	45,000,000	45,000,000
40,058,824	Kensington Private Equity Fund	5,6	13.80% (SOFR + 9.50%)	3/31/2028	3/28/2023	40,058,824	40,058,824
22,769,686	Leyline Renewable Capital, LLC		13.00%	5/25/2027	5/26/2023	22,769,686	24,075,582
67,824,231	Lienstar LLC		13.00%	12/31/2026	3/13/2023	67,824,231	67,824,231
73,530,519	Met SPV Holdings, LLC-Series Sutton		13.00%	6/1/2027	8/1/2025	73,530,519	74,870,060
18,765,525	Metropolitan Partners Fund VIII, LP-Axiom		12.50%	8/1/2028	12/5/2025	18,765,525	18,765,525
30,000,000	Metropolitan Partners Fund VIII, LP-EPM		12.50%	2/10/2027	7/11/2025	30,000,000	30,000,000
5,157,653	Propel Holdings, Inc.	9	13.60%	3/31/2030	6/8/2023	5,157,653	5,686,414
12,256,652	Simply Funding SPV, LLC		13.00%	10/7/2027	6/23/2021	12,256,652	12,339,601
18,552,606	SP Technologies, LLC	6	11.85% (SOFR + 7.50%)	5/28/2028	5/29/2025	18,552,606	18,552,606
45,166,667	Spring Oaks Capital, LLC		12.00%	9/21/2027	2/18/2026	45,166,667	45,166,667
24,806,218	Unique Funding Solutions, LLC		13.50%	2/5/2028	2/5/2025	24,806,218	24,893,344
						569,060,192	560,609,338

See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2026 (Unaudited) (continued)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 110.4% (continued)
	Specialty Real Estate Finance — 28.5%
$22,250,000	410 Rhode Island, LLC		10.85%	3/26/2029	3/26/2026	$22,250,000	$22,250,000
18,012,905	750 Main Street LP		11.05%	7/3/2026	5/9/2022	18,012,905	18,198,965
12,051,501	Apple Valley BV Road, LLC		11.00%	6/23/2026	12/23/2024	12,051,501	12,314,274
28,821,066	Ashton Oak Homes (Black Locust), LLC	6	10.50% (Prime + 3.00%)	7/23/2026	3/23/2023	28,821,066	29,067,800
13,140,480	Atomic Orchard Experiment, LLC	4	10.75%	10/31/2025	11/10/2022	13,140,480	12,440,568
4,103,253	BD RC Jacksonville Normandy, LP	6	10.50% (Prime + 3.00%)	4/18/2026	9/28/2023	4,103,253	4,103,253
13,050,000	BEP CO Springs Hospitality LLC		11.95%	5/24/2026	8/24/2023	13,050,000	13,050,000
16,395,371	Capital Miller Pref NewCo, LLC		14.00%	12/5/2027	12/5/2022	16,395,371	16,808,258
7,980,265	Corta Stevens Point, LLC	4	13.00%	12/1/2025	4/13/2023	7,980,265	8,197,344
25,264,556	Dabney Road Industrial LLC		10.50%	10/20/2026	12/20/2023	25,264,556	25,342,042
1,763,529	Galaxy Management Company, LLC	4,5	14.00%	11/10/2023	11/18/2020	1,763,529	1,632,781
8,450,403	Hi Lebec, LLC		9.75%	3/1/2027	2/23/2026	8,450,403	8,450,403
6,978,186	Highland Mains Partners, LLC		9.25%	9/1/2027	2/26/2026	6,978,186	6,978,186
21,341,275	HSM Hawley, LLC		10.50%	5/1/2027	1/10/2024	21,341,275	21,341,275
10,671,304	JDI Pasadena Logistics Center SPE, LLC		11.15%	8/28/2026	8/30/2024	10,671,304	10,887,508
12,760	JF Wonderblock Phase 2, LLC		10.99%	2/20/2028	12/20/2023	12,760	12,760
23,882,604	MC Oslo Aurora, LLC	4,8	13.25%	7/11/2025	7/11/2022	23,882,604	17,914,655
22,076,672	MC Oslo Hermitage, LLC	4,8	13.00%	11/7/2024	5/19/2022	22,076,672	21,328,125
12,869,297	MC Oslo SFM Two, LLC	4,8	13.00%	7/11/2025	5/19/2022	12,869,297	11,458,631
7,808,979	MC Oslo SFQ, LLC	4,8	13.25%	7/11/2025	7/11/2022	7,808,979	2,908,067
5,732,411	MC Rye Katy, LLC	4,8	5.00%	12/31/2028	8/10/2022	5,732,411	3,854,645
10,790,399	MC Rye Northwest, LLC	4,8	13.25%	8/9/2025	8/9/2022	10,790,399	10,742,461
12,877,719	MC Rye Westchase, LLC	4,8	13.25%	8/9/2025	8/9/2022	12,877,719	11,727,187
9,322,624	Merced Security Storage, LLC		10.50%	5/6/2026	5/6/2024	9,322,624	9,322,624
10,808,907	Nancy Jay Industrial Center, LLC		12.95%	5/31/2027	6/3/2022	10,808,907	11,323,805
5,550,000	Olympus Bluffs 4, LLC		11.95%	9/9/2026	9/9/2022	5,550,000	5,550,000
6,015,981	Olympus Oaks 1, LLC		12.50%	7/14/2026	7/13/2023	6,015,981	6,015,981
6,640,000	Olympus Oaks 2, LLC		12.50%	7/14/2026	7/13/2023	6,640,000	6,683,061
6,661,000	Olympus Oaks 4, LLC		12.50%	7/13/2026	7/13/2023	6,661,000	6,708,428
6,543,796	Olympus Oaks 5, LLC		12.50%	7/14/2026	7/13/2023	6,543,796	6,586,626
5,398,000	Olympus Oaks 6, LLC		12.50%	2/16/2027	2/16/2024	5,398,000	5,398,000
5,500,000	Olympus Oaks 7, LLC		12.50%	2/16/2027	2/16/2024	5,500,000	5,500,000
4,356,000	Olympus Oaks 8, LLC		12.50%	2/16/2027	2/16/2024	4,356,000	4,356,000
4,636,079	Olympus Oaks 9, LLC		12.50%	2/16/2027	2/16/2024	4,636,079	4,686,332
5,235,134	Olympus Palms 1, LLC		12.50%	7/2/2027	7/1/2022	5,235,134	5,235,134
5,132,000	Olympus Palms 2, LLC		12.50%	7/2/2027	7/2/2024	5,132,000	5,132,000
5,787,454	Olympus Palms 3, LLC		11.95%	7/2/2027	8/3/2022	5,787,454	5,787,454
5,066,886	Olympus Palms 4, LLC		14.00%	5/4/2026	10/4/2022	5,066,886	5,066,886
5,560,000	Olympus Palms 7, LLC		12.50%	7/2/2027	7/4/2024	5,560,000	5,560,000
599,447	Pierce Street Holdings LLC	4,8	10.50%	11/25/2025	3/15/2022	599,447	554,042
7,052,987	Romeria Pointe, LLC		11.09%	9/4/2026	3/4/2024	7,052,987	7,203,681

See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2026 (Unaudited) (continued)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 110.4% (continued)
	Specialty Real Estate Finance — 28.5% (continued)
$17,193,820	Roseville Senior Affordable 2 LP		11.25%	11/30/2026	11/26/2024	$17,193,820	$17,530,263
10,489,963	Scarborough Hotel Holdings, LLC		12.00%	9/30/2026	6/24/2024	10,489,963	10,489,963
4,846,437	Turner Rock Apartments, LLC		10.85%	4/15/2028	4/18/2025	4,846,437	4,846,437
28,552,921	VG Pines Residential, LLC		11.15%	9/1/2026	3/1/2024	28,552,921	28,914,176
24,008,666	Vivo Portfolio	4	11.49%	2/28/2026	12/15/2023	24,008,666	24,008,666
12,128,505	WB Commerce 100, LLC		9.99%	10/23/2027	10/23/2025	12,128,505	12,214,023
9,563,785	West Creek II, LLC		10.00%	7/8/2026	7/8/2025	9,563,785	9,821,268
50,000	Westgate Village North, LLC		11.50%	3/9/2028	3/9/2026	50,000	50,000
						519,025,327	505,554,038
	Total Private Credit					1,991,137,980	1,956,014,457
	REO Properties — 1.5%	1,2
17,468,700	Vivo Living Durham LLC			N/A	10/14/2022	17,468,700	13,750,000
15,090,728	Vivo Living Raleigh 1 LLC			N/A	11/18/2022	15,090,728	13,000,000
	Total REO Properties					32,559,428	26,750,000

Shares			Investment Type
	Private Companies — 0.4%	1,2
22,209	TNP HC 3, LLC		Common Units			12,354,762	6,441,030
	Total Private Companies					12,354,762	6,441,030
	Warrants — 0.0%	1,2
73,274	Sovrn Holdings, Inc					—	—
	Total Investments — 112.3%	7				$2,036,052,170	$1,989,205,487
	Liabilities in excess of other assets — (12.3%)						(217,901,545)
	Net Assets — 100%						$1,771,303,942

REO — Real Estate Owned

SOFR — Secured Overnight Financing Rate

1   Restricted securities. The total value of these securities is $1,988,797,077, which represents 112.3% of total net assets of the Fund.

2   Level 3 securities fair valued under procedures established by the board of trustees of the Fund. The total value of these securities is $1,988,797,077, which represents 112.3% of total net assets of the Fund.

3   Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

4   In default.

5   This investment was made through a participation. See notes to financial statements.

6   Variable rate.

7      Entire portfolio is pledged as collateral for line of credit.

8   Non-income producing.

9   This investment is held through KPIF CFP, LLC, a wholly owned SPV and has been consolidated in accordance with ASC 810.

See accompanying notes to financial statements.

Keystone Private Income Fund
Summary of Investments March 31, 2026 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Private Credit
Finance Assets	31.6%
Specialty Real Estate Finance	28.5%
Equipment Leasing	25.8%
Corporate Finance	24.5%
Total Private Credit	110.4%
Private Investment Funds	1.5%
Private Companies	0.4%
Warrants	0.0%
Total Investments	112.3%
Liabilities in excess of other assets	(12.3)%
Net Assets	100.0%

See accompanying notes to financial statements.

Keystone Private Income Fund
Statement of Assets and Liabilities March 31, 2026 (Unaudited)
Assets:
Investments, at fair value (cost $2,036,052,170)	$1,989,205,487
Unearned upfront investment income	(8,522,016)
Total Investments, at fair value, less unearned upfront investment income	$1,980,683,471
Cash	6,500,359
Cash equivalents held in escrow for subscriptions received in advance	30,618,042
Interest receivable, net of unapplied payments interest	28,957,417
Investments receivable	130,478
Total Assets	2,046,889,767

Liabilities:
Payables
Line of credit	125,000,000
Payable for shares repurchased	99,532,517
Proceeds from subscriptions received in advance	30,618,042
Distributions payable	15,031,496
Management fee payable (Note 4)	2,363,112
Incentive fees payable (Note 4)	2,165,622
Interest expense payable on line of credit	345,733
Fund services fees payable (Note 4)	166,304
Professional fees payable	165,116
Distribution and Servicing fee payable (Note 4)	126,995
Investment expense payable	18,843
Other accrued expenses	52,045
Total Liabilities	275,585,825

Net Assets	$1,771,303,942

Composition of Net Assets:
Paid-in capital	$1,818,254,270
Total accumulated loss	(46,950,328)
Net Assets	$1,771,303,942

See accompanying notes to financial statements.

Keystone Private Income Fund
Statement of Assets and Liabilities March 31, 2026 (Unaudited) (continued)
Net Assets Attributable to:
Class A Shares	$211,546
Class D Shares	52,666,610
Class Y Shares	212,734,964
Class I Shares	124,260,131
Class Z Shares	1,381,430,691
$1,771,303,942

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, par value of $0.001):
Class A Shares	2,142
Class D Shares	537,813
Class Y Shares	2,169,160
Class I Shares	1,271,048
Class Z Shares	14,085,798
18,065,961

Net Asset Value per Share:
Class A Shares[1]	$98.76
Class D Shares[1]	$97.93
Class Y Shares	$98.07
Class I Shares	$97.76
Class Z Shares	$98.07

1          Class A and Class D shareholders may be charged a sales load up to a maximum of 3.50% on the amount they invest. See Note 6 to the financial statements.

See accompanying notes to financial statements.

Keystone Private Income Fund
Statement of Operations For the Six Months Ended March 31, 2026 (Unaudited)
Investment Income:
Interest income	$117,437,063
Other income[1]	7,760,758
Total Investment Income	125,197,821

Expenses:
Management fees (Note 4)	13,659,863
Incentive fees (Note 4)	13,659,246
Interest expense on line of credit	5,074,767
Fund service fees (Note 4)	1,000,708
Investment expense	729,431
Professional fees	363,709
Distribution and Servicing fee (Class Y) (Note 4)	265,409
Distribution and Servicing fee (Class D) (Note 4)	233,926
Distribution and Servicing fee (Class I) (Note 4)	86,783
Distribution and Servicing fee (Class A) (Note 4)	1,013
Other fees	112,312
Trustee and officer fees	91,412
CCO fees (Note 4)	40,000
Total Expenses	35,318,579
Net Investment Income	89,879,242

Net Change in Realized Gain and Unrealized Depreciation
Net realized gain on investments	1,093,587
Net change in unrealized depreciation on investments	(14,157,564)
Net Change in Realized Gain and Unrealized Depreciation	(13,063,977)

Net Increase in Net Assets from Operations	$76,815,265

1          Other income consists of PIK income of $7,760,758.

See accompanying notes to financial statements.

Keystone Private Income Fund
Statements of Changes in Net Assets
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Net Increase in Net Assets from:
Operations:
Net investment income	$89,879,242	$179,472,112
Net realized gain on investments	1,093,587	—
Net change in unrealized depreciation on investments	(14,157,564)	(24,171,867)
Net Increase in Net Assets Resulting from Operations	76,815,265	155,300,245

Distributions to Shareholders:
Distributions:
Class A	(9,361)	(10,815)
Class D	(2,422,821)	(4,681,066)
Class Y	(10,601,626)	(22,186,887)
Class I	(5,855,470)	(11,816,270)
Class Z	(72,083,564)	(140,777,087)
Net Decrease in Net Assets from Distributions to Shareholders	(90,972,842)	(179,472,125)

Capital Transactions:
Proceeds from shares sold:
Class A	5,166	200,000.00
Class D	1,250,000	16,137,000
Class Y	30,782,550	77,751,522
Class I	7,038,300	14,025,325
Class Z	135,340,385	255,515,092
Reinvestment of distributions:
Class A	9,360	—
Class D	944,726	1,753,296
Class Y	4,290,420	8,833,949
Class I	2,127,317	3,698,412
Class Z	20,102,138	38,437,034
Cost of shares repurchased:
Class D	(399,039)	(220,411)
Class Y	(12,661,671)	(13,345,343)
Class I	(188,361)	(5,695,248)
Class Z	(119,955,023)	(60,348,399)
Exchanges
Class Y	(11,259,361)	(41,358,816)
Class I	(13,821,679)	18,430,102
Class Z	25,081,040	22,928,713

Net Increase (Decrease) in Net Assets from Capital Transaction
Class A	14,526	200,000
Class D	1,795,687	17,669,885
Class Y	11,151,937	31,881,312
Class I	(4,844,422)	30,458,591
Class Z	60,568,540	256,532,440
Total Net Increase in Net Assets	54,528,691	312,570,348

Net Assets
Beginning of period	1,716,775,251	1,404,204,903
End of period	$1,771,303,942	$1,716,775,251

See accompanying notes to financial statements.

Keystone Private Income Fund
Statements of Changes in Net Assets (continued)
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Capital Share Transactions:
Shares sold:
Class A	52	1,996
Class D	12,677	161,833
Class Y	311,920	779,408
Class I	71,567	141,179
Class Z	1,371,598	2,598,998
Shares issued in reinvestment of distributions:
Class A	94	—
Class D	9,603	17,688
Class Y	43,546	88,941
Class I	21,663	37,365
Class Z	204,027	387,019
Shares redeemed:
Class D	(4,063)	(2,233)
Class Y	(128,764)	(134,686)
Class I	(1,918)	(57,622)
Class Z	(1,221,435)	(643,814)
Exchanges
Class Y	(114,118)	(416,505)
Class I	(140,171)	188,197
Class Z	253,857	228,902

Net Increase (Decrease) in Capital Transaction Outstanding per Class
Class A	146	1,996
Class D	18,217	177,288
Class Y	112,584	317,158
Class I	(48,859)	309,119
Class Z	608,047	2,571,105

See accompanying notes to financial statements.

Keystone Private Income Fund
Statement of Cash Flows For the Six Months Ended March 31, 2026 (Unaudited)
Cash Flows from Operating Activities
Net increase in net assets from operations	$76,815,265
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net realized gain from investments	(1,093,587)
Net change in unrealized depreciation	14,157,564
Purchases of investments	(568,415,936)
PIK interest income added to principal amount of investment	(7,760,758)
Principal reductions received	464,988,938
(Increase)/Decrease in Assets:
Unearned upfront investment income	1,213,061
Interest receivable	(3,667,686)
Investments receivable	18,114
Purchase premium	94,249
Increase/(Decrease) in Liabilities:
Unearned interest reserve	(1,090,743)
Investment expense payable	(253,965)
Management fee payable	176,095
Incentive fees payable	(608,079)
Interest expense payable on line of credit	(351,283)
Professional fees payable	(3,576)
Fund services fees payable (Note 4)	17,784
Distribution and Servicing fee payable	(2,896)
Unapplied payments interest	134,306
Other accrued expenses	(19,537)
Net Cash Used in Operating Activities	(25,652,669)

Cash Flows from Financing Activities
Proceeds from subscriptions	174,450,583
Increase in payable for proceeds from subscriptions received in advance	5,312,935
Proceeds from line of credit	368,000,000
Payments made on line of credit	(373,000,000)
Distributions paid to shareholders, net of reinvestments and increase in distributions payable	(79,497,518)
Payments for shares repurchased	(61,450,656)
Net Cash Provided by Financing Activities	33,815,344

Net increase in cash and cash equivalents	8,162,675

Cash and cash equivalents at beginning of period[1]	28,955,726
Cash and cash equivalents at end of period[2]	37,118,401

1       Cash and cash equivalents at beginning of period includes $25,305,107 of cash and cash equivalents held in escrow for subscriptions received in advance, and $304,689 of cash held for Propel Holdings, Inc.

2       Cash and cash equivalents at end of period includes $30,618,042 of cash and cash equivalents held in escrow for subscriptions received in advance and $337,625 of cash held for Propel Holdings, Inc.

Non-cash financing activities not included herein consist of $27,443,101 of reinvested dividends.

Interest payments on line of credit were $5,426,050.

Non-cash operating activities not included herein consist of $7,760,758 of PIK Interest.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class A Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Period from November 1, 2024 through September 30, 2025^	For the Year Ended September 30, 2024 (Unaudited)^	For the Period from October 1, 2022 through January 1, 2023 (Unaudited)^	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net Asset Value, beginning of year/period	$99.52	$101.02	$—	$101.02	$101.02	$100.92
Income from Investment Operations:
Net investment income[1]	4.45	9.59	—	1.50	9.82	8.15
Net realized and unrealized gain (loss) on investments[2]	(0.67)	(1.26)	—	(0.01)	0.15	(0.12)
Total from investment operations	3.78	8.33	—	1.49	9.97	8.03

Distributions to investors:
From net investment income	(4.48)	(9.83)	—	(1.49)	(9.97)	(7.93)
From net realized gains	(0.06)	—	—	—	—	—
Total distributions to investors	(4.54)	(9.83)	—	(1.49)	(9.97)	(7.93)

Net Asset Value, end of year/period	$98.76	$99.52	$—	$101.02	$101.02	$101.02

Total Return[3]	3.86%[11]	8.62%	—%	1.49%	10.33%	8.24%

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$212	$199	$—	$—	$7,445	$1,734

Net expenses	4.07%[5,10]	5.17%[6,10]	—%	3.26%[7]	4.93%[8]	4.96%[9]

Net investment income	9.76%[5,10]	10.61%[6,10]	—%	10.32%[7]	9.72%[8]	8.06%[9]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)[4]	125,000	130,000	61,964	60,659	64,926	29,433
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[4]	15,170	14,206	23,662	18,106	11,710	12,037

Portfolio Turnover Rate[4]	24%[11]	57%	56%	49%	63%	53%

^         Beginning on January 1, 2023, all Class A shareholders were converted to Class D shares in accordance with the terms of the Fund prospectus. As a result, Class A had no shareholders from the Period beginning January 1, 2023 through November 1, 2024. On November 1, 2024, new shareholders were admitted and Class A shares recommenced operations.

1          Per share data is computed using the average shares method.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class A Shares (continued)

2          Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

3          Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

4          Calculated at Fund level.

5          If distribution and servicing fees of 1.00%, incentive fees of 0.75%, line of credit expenses of 0.55%, and other transaction related expenses of 0.08% had been excluded, the expense ratios would have been decreased by 2.38%, and income ratios increased by 2.38%, for the six months ended March 31, 2026.

6          If distribution and servicing fees of 0.96%, incentive fees of 1.54%, line of credit expenses of 0.86%, and other transaction related expenses of 0.11% had been excluded, the expense ratios would have been decreased by 3.47%, and income ratios increased by 3.47%, for the year ended September 30, 2025.

7          If distribution and servicing fees of 1.00%, incentive fees of 0.28%, line of credit expenses of 0.12%, and other transaction related expenses of 0.08% had been excluded, the expense ratios would have been decreased by 1.48%, and income ratios increased by 1.48%, for the year ended September 30, 2023.

8          If distribution and servicing fees of 1.00%, incentive fees of 1.90%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 3.11%, and income ratios increased by 3.11%, for the year ended September 30, 2022.

9          If distribution and servicing fees of 1.06%, incentive fees of 1.61%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.86%, and the income ratios increased by 2.86%, for the year ended September 30, 2021.

10        Annualized, except for incentive fees.

11        Not annualized.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class D Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net Asset Value, beginning of year/period	$98.68	$100.18	$100.38	$101.13	$101.13	$100.00
Income from Investment Operations:
Net investment income[1]	4.48	10.41	11.33	9.68	9.96	9.08
Net realized and unrealized gain (loss) on investments[2]	(0.68)	(1.51)	(0.14)	(0.76)	0.13	(0.75)
Total from investment operations	3.80	8.90	11.19	8.92	10.09	8.33

Distributions to investors:
From net investment income	(4.49)	(10.40)	(11.39)	(9.67)	(10.09)	(7.20)
From net realized gains	(0.06)	—	—	—	—	—
Total distributions to investors	(4.55)	(10.40)	(11.39)	(9.67)	(10.09)	(7.20)

Net Asset Value, end of year/period	$97.93	$98.68	$100.18	$100.38	$101.13	$101.13

Total Return[3]	3.92%[11]	9.32%	11.76%	9.22%	10.44%	8.57%

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$52,667	$51,276	$34,294	$29,926	$12,122	$2,391

Net expenses	3.99%[5,12]	5.15%[6]	4.87%[7]	4.53%[8]	4.82%[9]	4.36%[10]

Net investment income	9.90%[5,12]	10.48%[6]	11.32%[7]	9.61%[8]	9.85%[9]	8.98%[10]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)[4]	125,000	130,000	61,964	60,659	64,926	29,433
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[4]	15,170	14,206	23,662	18,106	11,710	12,037

Portfolio Turnover Rate[4]	24%[11]	57%	56%	49%	63%	53%

1          Per share data is computed using the average shares method.

2          Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class D Shares (continued)

3          Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

4          Calculated at Fund level.

5          If distribution and servicing fees of 0.90%, incentive fees of 0.76%, line of credit expenses of 0.56%, and other transaction related expenses of 0.08% had been excluded, the expense ratios would have been decreased by 2.30%, and the income ratios increased by 2.30%, for the six months ended March 31, 2026.

6          If distribution and servicing fees of 0.90%, incentive fees of 1.63%, line of credit expenses of 0.83%, and other transaction related expenses of 0.10% had been excluded, the expense ratios would have been decreased by 3.46%, and the income ratios increased by 3.46%, for the year ended September 30, 2025.

7          If distribution and servicing fees of 0.90%, incentive fees of 2.01%, line of credit expenses of 0.25%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 3.18%, and the income ratios increased by 3.18%, for the year ended September 30, 2024.

8          If distribution and servicing fees of 0.90%, incentive fees of 1.64%, line of credit expenses of 0.20%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.80%, and the income ratios increased by 2.80%, for the year ended September 30, 2023.

9          If distribution and servicing fees of 0.90%, incentive fees of 1.90%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 3.01%, and the income ratios increased by 3.01%, for the year ended September 30, 2022.

10        If distribution and servicing fees of 0.91%, incentive fees of 1.74%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.84%, and the income ratios increased by 2.84%, for the year ended September 30, 2021.

11        Not annualized.

12        Annualized, except for incentive fees.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class Y Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net Asset Value, beginning of year/period	$98.83	$100.33	$100.53	$101.28	$101.28	$100.58
Income from Investment Operations:
Net investment income[1]	4.85	11.16	12.00	10.40	10.71	9.12
Net realized and unrealized gain (loss) on investments[2]	(0.74)	(1.59)	(0.14)	(0.81)	0.05	(0.16)
Total from investment operations	4.11	9.57	11.86	9.59	10.76	8.96

Distributions to investors:
From net investment income	(4.81)	(11.07)	(12.06)	(10.34)	(10.76)	(8.26)
From net realized gains	(0.06)	—	—	—	—	—
Total distributions to investors	(4.87)	(11.07)	(12.06)	(10.34)	(10.76)	(8.26)

Net Asset Value, end of year/period	$98.07	$98.83	$100.33	$100.53	$101.28	$101.28

Total Return[3]	4.24%[11]	10.03%	12.48%	9.93%	11.16%	9.21%

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$212,735	$203,253	$174,521	$155,996	$117,699	$70,988

Net expenses	3.38%[5,12]	4.52%[6]	4.23%[7]	3.90%[8]	4.18%[9]	4.12%[10]

Net investment income	10.64%[5,12]	11.22%[6]	11.97%[7]	10.31%[8]	10.58%[9]	9.00%[10]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)[4]	125,000	130,000	61,964	60,659	64,926	29,433
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[4]	15,170	14,206	23,662	18,106	11,710	12,037

Portfolio Turnover Rate[4]	24%[11]	57%	56%	49%	63%	53%

1          Per share data is computed using the average shares method.

2          Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class Y Shares (continued)

3          Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

4          Calculated at Fund level.

5          If distribution and servicing fees of 0.25%, incentive fees of 0.77%, line of credit expenses of 0.57%, and other transaction related expenses of 0.08% had been excluded, the expense ratios would have been decreased by 1.67%, and the income ratios increased by 1.67%, for the six months ended March 31, 2026.

6          If distribution and servicing fees of 0.25%, incentive fees of 1.63%, line of credit expenses of 0.84%, and other transaction related expenses of 0.10% had been excluded, the expense ratios would have been decreased by 2.82%, and the income ratios increased by 2.82%, for the year ended September 30, 2025.

7          If distribution and servicing fees of 0.25%, incentive fees of 2.02%, line of credit expenses of 0.25%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 2.54%, and the income ratios increased by 2.54%, for the year ended September 30, 2024.

8          If distribution and servicing fees of 0.25%, incentive fees of 1.65%, line of credit expenses of 0.20%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.16%, and the income ratios increased by 2.16%, for the year ended September 30, 2023.

9          If distribution and servicing fees of 0.25%, incentive fees of 1.92%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.38%, and the income ratios increased by 2.38%, for the year ended September 30, 2022.

10        If distribution and servicing fees of 0.25%, incentive fees of 1.64%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.08%, and the income ratios increased by 2.08% for the year ended September 30, 2021.

11        Not annualized.

12        Annualized, except for incentive fees.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class I Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net Asset Value, beginning of year/period	$98.52	$100.02	$100.21	$100.96	$100.96	$100.76
Income from Investment Operations:
Net investment income[1]	4.86	11.09	12.12	10.52	10.90	9.52
Net realized and unrealized gain (loss) on investments[2]	(0.71)	(1.46)	(0.19)	(0.86)	(0.07)	(0.55)
Total from investment operations	4.15	9.63	11.93	9.66	10.83	8.97

Distributions to investors:
From net investment income	(4.85)	(11.13)	(12.12)	(10.41)	(10.83)	(8.77)
From net realized gains	(0.06)	—	—	—	—	—
Total distributions to investors	(4.91)	(11.13)	(12.12)	(10.41)	(10.83)	(8.77)

Net Asset Value, end of year/period	$97.76	$98.52	$100.02	$100.21	$100.96	$100.96

Total Return[3]	4.29%[11]	10.14%	12.60%	10.03%	11.27%	9.24%

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$124,260	$130,035	$101,095	$79,045	$23,003	$64,570

Net expenses	3.24%[5,12]	4.43%[6]	4.18%[7]	3.83%[8]	4.08%[9]	3.84%[10]

Net investment income	10.67%[5,12]	11.19%[6]	12.13%[7]	10.47%[8]	10.80%[9]	9.42%[10]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)[4]	125,000	130,000	61,964	60,659	64,926	29,433
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[4]	15,170	14,206	23,662	18,106	11,710	12,037

Portfolio Turnover Rate[4]	24%[11]	57%	56%	49%	63%	53%

1          Per share data is computed using the average shares method.

2          Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class I Shares (continued)

3          Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

4          Calculated at Fund level.

5          If distribution and servicing fees of 0.15%, incentive fees of 0.75%, line of credit expenses of 0.56%, and other transaction related expenses of 0.08% had been excluded, the expense ratios would have been decreased by 1.54%, and the income ratios increased by 1.54%, for the six months ended March 31, 2026.

6          If distribution and servicing fees of 0.15%, incentive fees of 1.65%, line of credit expenses of 0.83%, and other transaction related expenses of 0.10% had been excluded, the expense ratios would have been decreased by 2.73%, and the income ratios increased by 2.73%, for the year ended September 30, 2025.

7          If distribution and servicing fees of 0.15%, incentive fees of 2.04%, line of credit expenses of 0.26%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 2.47%, and the income ratios increased by 2.47%, for the year ended September 30, 2024.

8          If distribution and servicing fees of 0.15%, incentive fees of 1.68%, line of credit expenses of 0.21%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.10%, and the income ratios increased by 2.10%, for the year ended September 30, 2023.

9          If distribution and servicing fees of 0.15%, incentive fees of 1.94%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.30%, and the income ratios increased by 2.30%, for the year ended September 30, 2022.

10        If distribution and servicing fees of 0.15%, incentive fees of 1.69%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.03%, and the income ratios increased by 2.03%, for the year ended September 30, 2021.

11        Not annualized.

12        Annualized, except for incentive fees.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class Z Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net Asset Value, beginning of year/period	$98.83	$100.33	$100.53	$101.28	$101.28	$100.56
Income from Investment Operations:
Net investment income[1]	5.01	11.36	12.20	10.66	10.94	9.49
Net realized and unrealized gain (loss) on investments[2]	(0.77)	(1.54)	(0.09)	(0.81)	0.07	(0.27)
Total from investment operations	4.24	9.82	12.11	9.85	11.01	9.22

Distributions to investors:
From net investment income	(4.94)	(11.32)	(12.31)	(10.60)	(11.01)	(8.50)
From net realized gains	(0.06)	—	—	—	—	—
Total distributions to investors	(5.00)	(11.32)	(12.31)	(10.60)	(11.01)	(8.50)

Net Asset Value, end of year/period	$98.07	$98.83	$100.33	$100.53	$101.28	$101.28

Total Return[3]	4.37%[11]	10.31%	12.76%	10.20%	11.43%	9.49%

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$1,381,431	$1,332,013	$1,094,295	$772,657	$535,110	$185,090

Net expenses	3.14%[5,12]	4.27%[6]	3.97%[7]	3.66%[8]	3.93%[9]	3.82%[10]

Net investment income	10.96%[5,12]	11.41%[6]	12.17%[7]	10.57%[8]	10.81%[9]	9.37%[10]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)[4]	125,000	130,000	61,964	60,659	64,926	29,433
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[4]	15,170	14,206	23,662	18,106	11,710	12,037

Portfolio Turnover Rate[4]	24%[11]	57%	56%	49%	63%	53%

1          Per share data is computed using the average shares method.

2          Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class Z Shares (continued)

3          Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

4          Calculated at Fund level.

5          If incentive fees of 0.77%, line of credit expenses of 0.57%, and other transaction related expenses of 0.08% had been excluded, the expense ratios would have been decreased by 1.42%, and the income ratios increased by 1.42% for the six months ended March 31, 2026.

6          If incentive fees of 1.64%, line of credit expenses of 0.83%, and other transaction related expenses of 0.10% had been excluded, the expense ratios would have been decreased by 2.57%, and the income ratios increased by 2.57% for the year ended September 30, 2025.

7          If incentive fees of 2.01%, line of credit expenses of 0.25%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 2.28%, and the income ratios increased by 2.28% for the year ended September 30, 2024.

8          If incentive fees of 1.65%, line of credit expenses of 0.21%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 1.92%, and the income ratios increased by 1.92% for the year ended September 30, 2023.

9          If incentive fees of 1.91%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.12%, and the income ratios increased by 2.12% for the year ended September 30, 2022.

10        If incentive fees of 1.66%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 1.85%, and the income ratios increased by 1.85% for the year ended September 30, 2021.

11        Not annualized.

12        Annualized, except for incentive fees.

See accompanying notes to financial statements.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2026 (Unaudited)
1. Organization

The Keystone Private Income Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated August 26, 2019 (the “Declaration of Trust”). Keystone National Group, LLC serves as the investment adviser (the “Investment Manager”) to the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on July 1, 2020.

The Fund offers five separate classes (each a “Class”) of shares of beneficial interest (“Shares”) designated as Class A, Class D, Class Y, Class I, and Class Z Shares. As used herein, “Shareholders” refers to the holders of Shares of the Fund. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future.

The Fund’s primary investment objective is to produce current income. The Investment Manager manages the Fund’s portfolio with a view toward producing current income, managing liquidity and protecting against downside scenarios. Under normal market conditions, the Fund will seek to achieve its investment objective by opportunistically investing, directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in a wide range of private credit-oriented or other cash flow producing investments. For purposes of the Fund’s strategy, such investments may include corporate loans and credit facilities, equipment leasing transactions, real estate backed loans, corporate and consumer receivables, and other specialty finance opportunities or income-producing assets. The Fund may allocate its assets through a wide range of investment vehicles and structures, including among others as senior debt and also as subordinated debt, preferred equity and common equity investments. There can be no assurance that the Fund will achieve its investment objective.

At a special meeting of the Fund’s shareholders held on February 25, 2026, the shareholders approved a new investment management agreement between the Fund and the Investment Manager in light of the anticipated change in control of the Investment Manager with 9,378,571.50 votes for the proposal, 38,861.18 against the proposal and 88,194.89 abstaining. The shareholders also approved an incentive fee payable to the Investment Manager that is based on the net income of the Fund, excluding realized capital gains or losses or unrealized appreciation or depreciation with 8,605,264.80 for the proposal, 765,281.90 against the proposal and 135,080.89 abstaining.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Allocation of Shareholders Capital

The Shares of each Class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Board. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each Class of Shares in proportion to their relative Shares outstanding. Shareholders of a Class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2026 (Unaudited) (continued)
2. Significant Accounting Policies (continued)

Investment Transactions and Related Investment Income

The Fund’s investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined using the specific identification method for financial reporting. Interest income is recognized on the accrual basis and prepayment fees are recognized as interest income when received. Interest income is discontinued and loans are placed in nonaccrual status if collection of the interest is considered doubtful. Interest receivables are written off when deemed uncollectible. Dividend income is recognized on the ex-dividend date. Some or all of the interest payments of a loan or preferred equity may be structured in the form of payment in kind (“PIK”), which accrues on a current basis but is generally not paid in cash until maturity or some other determined payment date. PIK interest is included in the Fund’s net asset value and also in determining net investment income for purposes of calculating the Incentive Fee (defined below). PIK interest may be included with cash interest payments or otherwise tailored to address both the specific circumstances of the borrower and the return requirements of the investor. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.

Upfront investment income or other payments are sometimes charged to borrowers at the closing of a loan investment transaction. This income is received at the time of closing and then deferred to be recognized as investment income over the term of the loan utilizing the straight-line method, which does not differ materially from the effective interest method under US GAAP. For the six months ended March 31, 2026, the Fund recognized upfront investment income of $5,131,604, which is included in investment income in the Statement of Operations. As of March 31, 2026, the Fund has $8,522,016 of unearned upfront investment income included in the Statement of Assets and Liabilities.

Loans purchased at premium are amortized over the life of loan as Purchase premium on the Statement of Assets and Liabilities and interest income on the Statement of Operations.

Cash Escrow

Subscriptions are generally subject to the receipt of cleared funds on or prior to the acceptance date set by the Fund and notified to prospective investors. Pending any closing, funds received from prospective investors will be placed in an interest-bearing escrow account with UMB Bank, n.a., the Fund’s escrow agent, and are restricted for use otherwise. On the date of any closing, the balance in the escrow account with respect to each investor whose investment is accepted will be invested in the Fund on behalf of such investor. Any interest earned on escrowed amounts will be credited to the Fund for the benefit of all Shareholders.

Federal Income Taxes

The Fund has qualified and intends to continue to qualify as a “RIC” under Subchapter M of the Code. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to Shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2026.

Distributions to Shareholders

The Fund accrues and pays distributions monthly to its Shareholders of the net investment income of the Fund after payment of Fund operating expenses. The dividend rate may be modified by the Board from time to time. To the extent that any portion of the Fund’s monthly distributions are considered a return of capital to Shareholders, such portion would not be considered dividends for U.S. federal income tax purposes and would represent a return of the amounts that such Shareholders invested. Although such return of capital distributions are not currently taxable to Shareholders, such distributions will have the effect of lowering a Shareholder’s tax basis in such Shares, and could result in a higher tax liability when the Shares are sold, even if they have not increased in value, or in fact, have lost value. The Fund’s final distribution for each tax year is expected to include any remaining investment company

Keystone Private Income Fund
Notes to Financial Statements March 31, 2026 (Unaudited) (continued)
2. Significant Accounting Policies (continued)

taxable income and net tax-exempt income undistributed during the tax year, as well as any undistributed net capital gain realized during the tax year. If the total distributions made in any tax year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. This distribution policy, may, under certain circumstances, have adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell securities at a time it would not otherwise do so to manage the distribution of income and gain.

Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Investment Manager (the “Valuation Designee”) subject to the oversight of the Board. The Valuation Designee oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and is used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Designee regarding appropriate valuations should prove incorrect.

The Fund holds a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Valuation Designee may determine that cost best approximates the fair value of the particular investment.

Real Estate Owned Investments

The Fund may acquire assets through foreclosure of collateral securing a non-performing loan (“Real Estate Owned” or “REO”). REO is initially recorded at fair value. Operating costs incurred after acquisition are expensed as incurred.

The estimated fair value of foreclosed assets is determined by the Valuation Designee, consistent with the Valuation Procedures.

Upon disposition, the Fund recognizes a realized gain or loss equal to the net sales proceeds, less transaction costs, compared to the Fund’s investment in the loan, including any unpaid accrued interest receivable. The difference between the cost basis of an REO and its estimated fair value is recorded as an unrealized gain or loss, with changes recognized in the Statement of Operations for the period.

As of March 31, 2026, the Fund held REO with an estimated fair value of $26,750,000.

Foreclosed Assets

The Fund may acquire assets through foreclosure of collateral securing a non-performing loan (“Foreclosed Assets”). Foreclosed assets are initially recorded at fair value. Operating costs incurred after acquisition are expensed as incurred.

The estimated fair value of foreclosed assets is determined by the Valuation Designee, consistent with the Valuation Procedures.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2026 (Unaudited) (continued)
2. Significant Accounting Policies (continued)

Upon disposition, the Fund recognizes a realized gain or loss equal to the net sales proceeds, less transaction costs, compared to the Fund’s investment in the loan, including any unpaid accrued interest receivable. The difference between the cost basis of a Foreclosed Asset and its estimated fair value is recorded as an unrealized gain or loss, with changes recognized in the Statement of Operations for the period.

As of March 31, 2026, the Fund held $6,441,030 in foreclosed assets.

Repurchase Offers

The Fund provides some liquidity to Shareholders by making quarterly offers to repurchase a certain percentage of its outstanding Shares at NAV. The decision to offer to repurchase Shares is in the complete and absolute discretion of the Board and the Board may, under certain circumstances, elect not to offer to repurchase Shares. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders and generally are funded from available cash. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance.

Borrowing, Use of Leverage

The Fund may employ leverage through a secured Revolving Loan Agreement, as amended (the “Revolving Loan Agreement”) to achieve its investment objective. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Investment Manager’s assessment of the yield curve environment (the relationship between yields and time to maturity), interest rate trends, market conditions and other factors. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the Investment Company Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Investment Manager expects that the Fund’s borrowings may ultimately be secured with a security interest in Fund investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.

As of March 31, 2026, the Revolving Loan Agreement has maximum credit available of $400,000,000 with a maturity date of August 2, 2027. For the six months ended March 31, 2026, the average balance outstanding and weighted average interest rate were $132,087,912 and 6.82%, respectively. For the six months ended March 31, 2026, the Fund incurred and paid interest expense of $5,074,767 and $5,426,050, respectively. As of March 31, 2026, the Fund has an outstanding line of credit balance of $125,000,000 at a 6.54% (SOFR +2.75%) interest rate. The maximum the Fund borrowed during the six months ended March 31, 2026 was $200,000,000 on October 31, 2025.

Participations

The Fund may invest a portion of its assets in participation interests or special purpose vehicles holding various credit investments. The special risks associated with these obligations include adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and limitations on the ability of the Fund to directly enforce its rights with respect to participations. The Fund may acquire interests in such credit investments either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit arrangement with respect to the obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a credit arrangement typically results in a contractual relationship only with the institution participating out the interest and not directly with the counterparty. In purchasing participations, the Fund may have no right to enforce compliance by the counterparty with the terms of the credit agreement, and the Fund may not

Keystone Private Income Fund
Notes to Financial Statements March 31, 2026 (Unaudited) (continued)
2. Significant Accounting Policies (continued)

directly benefit from the collateral supporting the credit obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. As of March 31, 2026, the total value of investments that are a participation is $47,785,077.

Commitments

The Fund’s investment portfolio contains debt investments which are in the form of lines of credit or delayed draw commitments, which require the Fund to provide funding when requested by portfolio companies in accordance with underlying loan agreements. The Investment Manager has the right to reject delayed draw requests if the criteria within the agreements are not met.

Cash

Cash held for Propel Holdings, Inc. is used to purchase loans on behalf of the Fund.

Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Principal Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s Consolidated Financial Statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

3. Principal Risks

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Investment Manager Incentive Fee Risk

Any Incentive Fee (defined below) payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest, including PIK interest, that has been accrued or are unrealized, but not yet received or realized. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income that the Fund never received or realized, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received. Prior to March 1, 2026 the Incentive Fee was based on the Fund’s net profits instead of net income excluding realized capital gains or losses or

Keystone Private Income Fund
Notes to Financial Statements March 31, 2026 (Unaudited) (continued)
3. Principal Risks (continued)

unrealized appreciation or depreciation. The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Private Credit

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including without limitation first and second lien senior secured loans, subordinated or unsecured debt and preferred equity arrangements. From time to time these investments might include equity features such as warrants, options, or common stock depending on the strategy of the investor and the financing requirements of the company or asset.

Loans to private companies, businesses and operators can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the collateral that secures the investment, variability in the issuer’s cash flows, the size of the issuer, the quality of collateral securing debt and the degree to which such collateral covers the accompanying debt obligations. The businesses in which the Fund invests may be levered, and the investments made by the Fund will generally not be rated by national credit rating agencies. The loans in which the Fund will invest may be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal.

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including in Europe and the Middle East), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruption and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s overall performance.

Banking Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2026 (Unaudited) (continued)
4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Investment Manager is entitled to a fee consisting of two components — a base management fee (the “Investment Management Fee”) and an incentive fee (the “Incentive Fee”). The Investment Management Fee is calculated and payable monthly in arrears at the annual rate of 1.50% of the month-end value of the Fund’s net assets before management fees for the current month. The Investment Management Fee is paid out of the Fund’s assets. Such fees are paid to the Investment Manager before giving effect to any repurchase of Shares effective as of that date and decreases the net income or increases the net losses of the Fund that are credited to its Shareholders.

Effective March 1, 2026 the Incentive Fee is calculated and payable monthly in arrears based upon the Fund’s net profits (the “Pre-Incentive Fee Net Investment Income”) for the immediately preceding month, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 0.58333333% per month (or an annualized hurdle rate of 7.00%), subject to a “catch-up” feature. Prior to March 1, 2026 the Incentive Fee was based on the Fund’s net profits instead of net income excluding realized capital gains or losses or unrealized appreciation or depreciation. Prior to January 1, 2021, the Incentive Fee was calculated quarterly. The Incentive Fee is equal to 15.0% of the excess, if any, of (i) the Pre-Incentive Fee Net Investment Income of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “Pre-Incentive Fee Net Investment Income” means the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any interest income, dividend income and any other income (including any fees such as commitment, origination, structuring, diligence and consulting fees or other fees that the Fund received from its underlying investments but excluding any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses) minus the Fund’s operating expenses for the month. The Fund will maintain a memorandum account (the “Loss Recovery Account”), which has an initial balance of zero and will be (i) increased upon the close of each calendar month end of the Fund by the amount of the net losses of the Fund for the month, and (ii) decreased (but not below zero) upon the close of each calendar month end by the amount of the net profits of the Fund for the month. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. The “catch-up” provision is intended to provide the Investment Manager with an incentive fee of 15.00% on all of the Fund’s net profits when the Fund’s net profits reach 0.68627451% of net assets in any calendar month (8.24% annualized). For the six months ended March 31, 2026, the Fund incurred $13,659,246 in Incentive Fees.

The Investment Manager has entered into an incentive fee cap agreement (the “Incentive Fee Cap Agreement”) with the Fund, pursuant to which the Incentive Fee payable to the Investment Manager shall be limited such that the Fund will not pay a higher Incentive Fee than would have been payable under the previous methodology for calculating the incentive fee (as described above), until March 1, 2028. The Investment Manager may elect to extend the Incentive Fee Cap Agreement.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (including the Investment Management Fee, but excluding taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, acquired fund fees and expenses, Incentive Fees, Distribution and Servicing Fees, expenses incurred in connection with any merger or reorganization and extraordinary expenses) does not exceed 3.00% of the Fund’s net assets on an annualized basis (the “Expense Limit”). Because taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, acquired fund fees and expenses, Incentive Fees, Distribution and Servicing Fees, expenses incurred in connection with any merger or reorganization and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) may exceed 3.00% of the average daily net assets of each Class of Shares.

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the Waiver and (ii) the expense limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement had an initial one-year term, which will end on February 29, 2028, and will automatically renew for consecutive one-year terms thereafter. Either the Fund or the Investment Manager may terminate the Expense Limitation and Reimbursement

Keystone Private Income Fund
Notes to Financial Statements March 31, 2026 (Unaudited) (continued)
4. Investment Advisory and Other Agreements (continued)

Agreement upon 30 days’ written notice. For the six months ended March 31, 2026, the Investment Manager did not waive any fees or reimburse any expenses. As of March 31, 2026, there were no recoverable reimbursed expenses to the Investment Manager.

PINE Distributors LLC serves as the Fund’s placement agent (the “Placement Agent”). For the six months ended March 31, 2026, the Fund’s allocated Placement Agent fees are reported as Distribution and Servicing fees on the Statement of Operations.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant and administrator. Ultimus Fund Solutions LLC (“Ultimus”) serves as the Fund’s transfer agent. For the six months ended March 31, 2026, the Fund’s allocated UMBFS and Ultimus fees are reported as Fund service fees on the Statement of Operations.

A Trustee and certain officers of the Fund are employees of the Investment Manager. The Fund does not compensate Trustees and officers affiliated with the Investment Manager. For the six months ended March 31, 2026, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Investment Manager are reported on the Statement of Operations.

PINE Advisor Solutions LLC provides Chief Compliance Officer (“CCO”) services to the Fund. Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2026 are reported on the Statement of Operations.

The Fund has adopted a Distribution and Service Plan with respect to Class A Shares, Class D Shares, Class Y Shares and Class I Shares in compliance with Rule 12b-1 under the Investment Company Act. Under the Distribution and Service Plan, the Fund may pay as compensation up to 1.00% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares, up to 0.90% on an annualized basis of the aggregate net assets of the Fund attributable to Class D Shares, up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class Y Shares, and up to 0.15% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares (the “Distribution and Servicing Fee”) to the Fund’s Placement Agent or other qualified recipients under the Distribution and Service Plan. For purposes of determining the Distribution and Servicing Fee, NAV will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Therefore, it is possible the Distribution and Servicing Fee rate on the Financial Highlights may show a rate above the contractual limit. Class Z Shares are not subject to the Distribution and Service Plan.

5. Fair Value of Investments

Fair value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•        Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•        Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that

Keystone Private Income Fund
Notes to Financial Statements March 31, 2026 (Unaudited) (continued)
5. Fair Value of Investments (continued)

valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2026:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$1,956,014,457	$1,956,014,457
REO Properties	—	—	26,750,000	26,750,000
Private Companies	—	—	6,441,030	6,441,030
Warrants*	—	—	—	—
Total Investments, at fair value	$—	$—	$1,989,205,487	$1,989,205,487

*  Warrants are valued at $0.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the year ended March 31, 2026:

	Private Credit	REO Properties	Private Companies	Private Investment Funds	Warrants*
Balance as of October 1, 2025	$1,860,551,942	$—	$19,390,448	$10,730,909	$—
Transfers In	—	29,425,754	—	—	—
Transfers Out	(29,425,754)	—	—	—	—
Purchases	567,191,982	130,366	1,093,588	—	—
PIK interest income added to principal amount of investment**	7,760,758	—	—	—	—
Sales	—	—	—	—	—
Principal reductions received	(438,020,856)	—	(16,237,174)	(10,730,909)	—
Realized gains (losses)	—	—	1,093,587	—	—
Change in unrealized appreciation (depreciation)	(12,043,615)	(2,806,120)	1,100,581	—	—
Balance as of March 31, 2026	$1,956,014,457	$26,750,000	$6,441,030	$—	$—

*  Warrants are valued at $0.

**See Note 2 for more information on PIK transactions.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2026.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs (Weighted Average)
Private Credit	$1,956,014,457	Discounted Cash Flow	Discount Rate	8.7% - 45.3%
REO Properties	26,750,000	Market Approach	Capitalization Rate	6.29% - 7.05%
Private Companies	6,441,030	Market Comparable Companies	Enterprise Value/Revenue & EBITDA Multiples	0.1 - 62.8 (4.0)
Warrants*	—	Recent transactions	Price	N/A

*  Warrants are valued at $0.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2026 (Unaudited) (continued)

6. Capital Stock

The minimum initial investment in Class A Shares and Class Y Shares by any investor is $50,000, the minimum initial investment in Class D Shares and Class I Shares by any investor is $5,000,000, and the minimum initial investment by any investor in Class Z Shares is $10,000,000. However, the Fund, in its sole discretion, may accept investments in any Class of Shares below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements. Class Y and Class D Shares were issued at $100.00 per share and Class A, Class I, and Class Z Shares were issued at $100.53 per share.

Class A Shares and Class D Shares are subject to a sales charge of up to 3.50%. No sales charge is expected to be charged with respect to investments by the Investment Manager or its affiliates, and their respective directors, principals, officers and employees in the Investment Manager’s sole discretion. The full amount of the sales charge may be reallowed to brokers or dealers participating in the offering. Your financial intermediary may impose additional charges when you purchase Shares of the Fund. Neither Class I, Class Y nor Class Z Shares are subject to any sales charge.

Because the Fund is a closed-end fund, and Shareholders do not have the right to require the Fund to redeem Shares, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, in order to provide a limited degree of liquidity to Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Investment Manager expects to ordinarily recommend that the Board authorize the Fund to offer to repurchase Shares from Shareholders quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a business day, on the last business day of such calendar quarter).

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than 365 calendar days, then such repurchase will be subject to a 2.00% early repurchase fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early repurchase fee, the Fund will repurchase that portion of the Shares held the longest first. Early repurchase fees, if any, are disclosed in the Statement of Changes in Net Assets. For the six months ended March 31, 2026, there were no early repurchase fees.

For the six months ended March 31, 2026, the Fund’s capital stock transactions are reported on the Statements of Changes in Net Assets.

7. Federal Income Taxes

As of March 31, 2026, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$2,036,052,170
Gross unrealized appreciation	$8,920,976
Gross unrealized depreciation	(56,176,069)
Net unrealized appreciation/depreciation on investments	$(47,255,093)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain partnership investments income.

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$31,250,487
Undistributed long-term capital gains	—
Distributions payable	(30,999,273)
Accumulated capital and other losses	—
Unrealized depreciation on investments	(33,043,965)
Total accumulated loss	$(32,792,751)

Keystone Private Income Fund
Notes to Financial Statements March 31, 2026 (Unaudited) (continued)
7. Federal Income Taxes (continued)

The tax character of distributions paid during the years ended September 30, 2025 and September 30, 2024 was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$149,104,806	$124,864,509
Net long-term capital gains	—	—
Total distributions paid	$149,104,806	$124,864,509

The difference in the amount of distributions against the Statements of Changes in Net Assets relates to the timing of certain distributions being reported on a cash basis for tax purposes. As of September 30, 2025, there were $30,999,273 of distributions payable that will be considered paid in the tax year ending September 30, 2026 for tax purposes.

8. Investment Transactions

For the six months ended March 31, 2026, purchases, excluding short-term investments were $568,415,936, purchases including PIK interest income purchases added to principal amount of investment were $7,760,758, and sales of investments, including principal reductions received, excluding short-term investments, were $464,988,938.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Keystone Private Income Fund
Other Information March 31, 2026 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-332-3320 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-332-3320.

Board Consideration of the Investment Management Agreement

At a meeting of the Board held on December 2, 2025 (the “December Meeting”), by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), approved (i) the continuation of the then effective amended and restated Investment Management Agreement (the “Prior Investment Management Agreement”) between the Investment Manager and the Fund. At a meeting of the Board of the Fund held on January 6, 2026 (the “January Meeting”) in connection with the acquisition of a majority equity interest in the Investment Manager by Virtus Investment Partners, Inc. (the “Transaction”), by a unanimous vote, the Board, including a majority of the Independent Trustees, approved (i) an interim Investment Management Agreement (the “Interim Investment Management Agreement”) between the Investment Manager and the Fund to potentially be utilized in connection with the Transaction and (ii) a new Investment Management Agreement (the “New Investment Management Agreement”) between the Investment Manager and the Fund to be effective upon the closing of the Transaction. The Prior Investment Management Agreement, the Interim Investment Management Agreement and the New Investment Management Agreement are referred to collectively as the “Investment Management Agreements.” The terms of the Investment Management Agreements are materially identical in substance except with respect to the incentive fee payable to the Investment Manager, as described below.

In advance of the December Meeting and the January Meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approvals of the Investment Management Agreements. At the December Meeting and the January Meeting, the Independent Trustees reviewed reports from third parties and Fund management about the factors described below. The Board members engaged in detailed discussion of the materials with management of the Investment Manager. The Independent Trustees also met separately with independent counsel to the Independent Trustees for further review of the materials at the December Meeting and the January Meeting. In each case, following such sessions, the full Board reconvened and, after further discussion, determined that the information presented provided a sufficient basis upon which to approve the Prior Investment Management Agreement, in the case of the December Meeting, and the Interim Investment Management Agreement and New Investment Management Agreement, inclusive and exclusive of the income-only incentive fee calculation methodology. in the case of the January Meeting.

The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreements, and each Board member may have attributed different weights to the various items considered. Nor are the items described herein all-encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager to the Fund, including, among other things, providing office facilities, equipment and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager who provided the investment advisory and administrative services to the Fund, and that they would not change in connection with the Transaction and adoption of the New Investment Management Agreement. The Board determined

Keystone Private Income Fund
Other Information March 31, 2026 (Unaudited) (continued)

that the Investment Manager’s portfolio managers and key personnel were well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided by the Investment Manager to the Fund was satisfactory.

PERFORMANCE

The Board considered the investment performance of the Investment Manager with respect to the Fund, noting that the Fund had generated a net internal rate of return within its historical range of rates of other private funds with a similar investment mandate under the management of the Investment Manager. The Board considered the performance of the Fund for the period from the Fund’s inception on July 1, 2020 through September 30, 2025 and various other periods. The Board also considered performance information of the Fund compared to other comparable peer funds for various periods ended June 30, 2025 and noted that the Fund outperformed all of its credit investment strategies fund peers (“Fund Peers”) over the one- and three-year periods and outperformed nine out of 10 of its business development company peers (“BDC Peers”) over the one-year period, and four out of 10 of its BDC Peers over the three-year period. In addition, the Board considered the Investment Manager’s view that there was no representative benchmark index given the unique private assets held by the Fund. The Board considered the overall performance of the Fund and concluded that the performance of the Fund was satisfactory.

FEES AND EXPENSES

Pursuant to the Investment Management Agreements, the Investment Manager is entitled to a fee consisting of two components — a base management fee and an incentive fee. Under the Prior Investment Management Agreement, the incentive fee was calculated and payable monthly in arrears based upon the Fund’s net profits for the immediately preceding month, and was subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 0.58333333% per month (or an annualized hurdle rate of 7.00%), subject to a “catch-up” feature. Under the currently effective New Investment Management Agreement, as approved by shareholders, the basis for the incentive fee is the Fund’s net income, which excludes realized capital gains or losses and unrealized appreciation or depreciation. The currently effective incentive fee is calculated and payable monthly in arrears based upon the Fund’s pre-incentive fee net investment income for the immediately preceding month, subject to a hurdle rate, expressed as a rate of return on the value of the Fund’s net assets equal to 0.58333333% per month (or an annualized hurdle rate of 7.00%), subject to a “catch-up” feature.

The Board considered the investment management and incentive fees and total expenses of the Fund under the Prior Investment Management Agreement and as compared to the investment management and incentive fees under the New Investment Management Agreement, inclusive of the income-only incentive fee. The Board reviewed the advisory fee rate and total expense ratio of the Fund and considered that the investment management fees were comparable to the fees payable by other private funds. The Board also compared the advisory fee and total expense ratio for the Fund with various comparative data, including reports on the expenses of other comparable funds. The Board noted that the Fund’s gross advisory fee was in the 20th percentile of its Fund Peers and 44th percentile of its BDC Peers and the Fund’s total net expenses were lower than all of its Fund Peers and all of its BDC Peers. The Board also discussed the incentive fee and hurdle rate reflected in each of the Investment Management Agreements and that shifting from a net profits to net income based incentive fee would allow investors that were not “qualified clients” to invest in the Fund, resulting in a larger, potentially more efficient portfolio. In addition, the Board noted that the Investment Manager had contractually agreed to limit the Fund’s total annual operating expenses and, with respect to the New Investment Management Agreement, the incentive fee. The Board concluded that the advisory fees paid by the Fund were comparable to the fees payable by other comparable funds and that the Fund’s total expense ratio was reasonable and satisfactory in light of the services provided. In so concluding, the Board took into account that while it was possible for the aggregate amount of incentive fees payable to the Investment Manager to increase under the New Investment Management Agreement, the Investment Manager had agreed for a period of not less than two years from the date of the New Investment Management Agreement to cap the incentive fee earned so that the Fund would not pay a higher incentive fee than it would have paid under the Prior Investment Management Agreement. The Board also determined that the current calculation methodology of the incentive fee was reasonable and satisfactory in light of the services provided. Further, the Board considered that the investment management fees paid by the Fund would not increase for at least two years from the effective date of the New Investment Management Agreement.

Keystone Private Income Fund
Other Information March 31, 2026 (Unaudited) (continued)

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management and incentive fees under each of the Investment Management Agreements. The Board considered the Fund’s investment management fee, inclusive of the hurdle rate. The Board considered the Fund’s investment management fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at that time.

PROFITABILITY OF INVESTMENT MANAGER

The Board considered that the Investment Manager did not assess its profitability on a fund or account basis and reviewed the Investment Manager’s financial condition. The Board noted that the financial condition of the Investment Manager appeared stable. The Board determined that the advisory fees and the compensation to the Investment Manager were reasonable and the Investment Manager’s financial condition was adequate.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, fund accountant, custodian or distributor and, therefore, the Investment Manager did not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees under each of the Investment Management Agreements were reasonable in light of the fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded, in the exercise of its reasonable business judgement, that it would be in the best interest of the Fund and its shareholders to approve the continuance of the Prior Investment Management Agreement and the adoption of the Interim Investment Management Agreement if necessary in connection with the Transaction, and that it would be in the best interest of the Fund and its shareholders to approve the New Investment Management Agreement inclusive of the income-only incentive fee.

Investment Manager

Keystone National Group, LLC
60 East South Temple, Suite 2100
Salt Lake City, UT 8411
www.keystonenational.com

Custodian Bank
UMB Bank, n.a.
928 Grand Blvd
Kansas City, MO 64106

Fund Administrator and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

Transfer Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive #450
Cincinnati, OH 45246

Placement Agent
PINE Distributors LLC
501 South Cherry Street, Suite 610
Denver, CO 80246

Independent Registered Public Accounting Firm
Grant Thornton LLP
171 N. Clark Street, Suite 200
Chicago, IL 60601

(b) Not applicable.

Item 2.     Code of Ethics.

Not applicable to semi-annual reports.

Item 3.     Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.     Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7.     Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.     Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.     Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.   Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.   Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included in Item 1(a) of this Form N-CSR.

Item 12.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13.   Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual reports.

(b) Not Applicable.

Item 14.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

Item 16.   Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18.   Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.   Exhibits.

(a)(1)        Not applicable for semi-annual report.

(a)(2)        Not applicable.

(a)(3)        Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)        Not applicable.

(a)(5)        Not applicable.

(b)            Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Keystone Private Income Fund
By (Signature and Title)
/s/ John Earl
John Earl, President
(Principal Executive Officer)
Date	June 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ John Earl
John Earl, President
(Principal Executive Officer)
Date	June 9, 2026
By (Signature and Title)	/s/ Brad Allen
Brad Allen, Treasurer
(Principal Financial Officer)
Date	June 9, 2026